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As filed with the Securities and Exchange Commission on March 3, 2014

Securities Act File No. 333-191871

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

AMENDMENT NO. 3
TO
FORM N-2
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

TriplePoint Venture Growth BDC Corp.
(Exact Name of Registrant as Specified in Charter)

c/o TriplePoint Capital LLC
2755 Sand Hill Road, Suite 150, Menlo Park, California 94025
(Address of Principal Executive Offices)

(650) 854-2090
(Registrant's Telephone Number, Including Area Code)

James P. Labe
Chief Executive Officer and Chairman of the Board
2755 Sand Hill Road, Suite 150, Menlo Park, California 94025
(Name and Address of Agent for Service)

COPIES TO:
Andrew S. Epstein, Esq. Clifford R. Cone, Esq. Clifford Chance US LLP 31 West 52nd Street New York, NY 10019 Tel: (212) 878-8000 Fax: (212) 878-8375	Steven B. Boehm, Esq. John J. Mahon, Esq. Sutherland Asbill & Brennan LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001 Tel: (202) 383-0100 Fax: (202) 637-3593

Approximate date of proposed public offering:
As soon as practicable after the effective date of this registration statement.

        If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.    ☐

        It is proposed that this filing will become effective (check appropriate box):

        ☐    when declared effective pursuant to section 8(c).

        The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

 EXPLANATORY NOTE

        TriplePoint Venture Growth BDC Corp. is filing this Amendment No. 3 (the "Amendment") to its Registration Statement on Form N-2 (Registration No 333-191871) (the "Registration Statement") as an exhibit-only filing in order to file Exhibits (k)(4), (k)(5), (k)(6), (k)(9) and (k)(10), none of which have been previously filed, and to refile Exhibit (j). Accordingly, this Amendment consists only of the facing page, this explanatory note, Part C of the Registration Statement, the signature pages to the Registration Statement and the filed exhibits. The preliminary prospectus is unchanged and has therefore been omitted.

 TRIPLEPOINT VENTURE GROWTH BDC CORP.
PART C
OTHER INFORMATION

Item 25.    Financial Statements and Exhibits

(1)   Financial statements

        The following financial statements of the Registrant are included in this registration statement:

  Audited Statement of Assets and Liabilities as of December 31, 2013

  Audited Special Purpose Schedule of Investments as of February 3, 2014

(2)   Exhibits

(a)*	Articles of Amendment and Restatement

(b)*	Amended and Restated Bylaws

(c)	Not applicable

(d)*	Form of Stock Certificate

(e)*	Dividend Reinvestment Plan

(f)	Not applicable

(g)*	Investment Advisory Agreement between the Registrant and TPVG Advisers LLC

(h)*	Form of Underwriting Agreement between the Registrant and Morgan Stanley & Co. LLC and Wells Fargo Securities, LLC, as representatives of the several underwriters named in Exhibit A thereto

(i)	Not applicable

(j)	Custody Agreement between the Registrant and U.S. Bank, N.A.

(k)(1)*	Administration Agreement between the Registrant and TPVG Administration LLC

(k)(2)*	License Agreement between the Registrant and TriplePoint Capital LLC

(k)(3)*	Form of Indemnification Agreement between the Registrant and each of its directors and executive officers

(k)(4)	Form of Purchase and Sale Agreement between the Registrant, TriplePoint Capital LLC and TPC Venture Growth Partners 1 LLC

(k)(5)	Form of Bridge Facility among the Registrant and Deutsche Bank AG

(k)(6)	Receivables Financing Agreement between the Registrant, the lenders party thereto, Deutsche Bank AG, Deutsche Bank Trust Company Americas, the other agent parties thereto and U.S. Bank, National Association

(k)(7)*	Form of Private Placement Agreement between the Registrant and the individual purchasers in the Concurrent Private Placement

(k)(8)*	Form of Private Placement Agreement between the Registrant and the entity purchasers in the Concurrent Private Placement

(k)(9)	Pledge Agreement between the Registrant, TPVG Variable Funding Company LLC and Deutsche Bank AG

(k)(10)	Blocked Account Control Agreement between TPVG Variable Funding Company LLC, Deutsche Bank AG and U.S. Bank, National Association

(l)*	Opinion and Consent of Clifford Chance US LLP, counsel for the Registrant

(m)	Not applicable

(n)(1)*	Consent of Deloitte & Touche LLP, relating to consent of independent registered public accounting firm

(n)(2)*	Consent of Deloitte & Touche LLP, relating to consent of independent auditors

(o)	Not applicable

(p)	Not applicable

(q)	Not applicable

(r)*	Joint Code of Ethics of the Registrant and our Adviser

*
Previously filed.

Item 26.   Marketing Arrangements

        The information contained under the heading "Underwriting" on this registration statement is incorporated herein by reference.

Item 27.    Other Expenses of Issuance and Distribution

Securities and Exchange Commission registration fee	$18,515
FINRA filing fee	19,250
NYSE listing fees	20,000
Printing expenses(1)	190,000
Accounting fees and expenses(1)	225,000
Legal fees and expenses(1)	1,200,000
Miscellaneous(1)	77,235

Total	$1,750,000

(1)
These amounts are estimates.

Item 28.    Persons Controlled by or Under Common Control

        To be provided by amendment.

Item 29.    Number of Holders of Securities

        The following table sets forth the approximate number of record holders of the Registrant's common stock as of the date of this preliminary prospectus.

Title of Class	Number of Record Holders
Common Stock, $0.01 par value	2

Item 30.    Indemnification

        Reference is made to Section 2-418 of the Maryland General Corporation Law, Article VIII of the Registrant's charter and Article XI of the Registrant's Amended and Restated Bylaws.

        Maryland law permits a Maryland corporation to include in its charter a provision eliminating the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Registrant's charter contains such a provision which eliminates directors' and officers' liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.

        The Registrant's charter authorizes the Registrant, and the Registrant's bylaws require the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer and any individual who, while serving as the Registrant's director or officer and at the Registrant's request, serves or has served another corporation, partnership, joint venture, limited liability company, trust, employee benefit plan or other enterprise as a director, officer, partner, member, manager or trustee who, in either case, is made, or threatened to be made, a party to, or witness in, a proceeding by reason of his or her service in any such capacity, from and against any claim or liability to which that person may become subject or which that person may incur by reason of such service and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The Registrant's charter and bylaws also permit the

Registrant to indemnify and advance expenses to any person who served a predecessor of the Registrant in any of the capacities described above and any of the Registrant's employees or agents or any employees or agents of the Registrant's predecessor.

        Maryland law requires a Maryland corporation (unless its charter provides otherwise, which the Registrant's charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made a party by reason of his or her service in that capacity. Maryland law permits a Maryland corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or on behalf of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received unless, in either case, a court orders indemnification, and then only for expenses. In addition, Maryland law permits a Maryland corporation to advance reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation's receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

        In accordance with the 1940 Act, the Registrant will not indemnify any person for any liability to which such person would be subject by reason of such person's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

        Additionally, we expect to enter into indemnification agreements with our directors and executive officers that provide for indemnification and advance of expenses to the maximum extent permitted under Maryland law and the 1940 Act.

Our Adviser and Administrator

        The Investment Advisory Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, our Adviser and its professionals and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) arising from the rendering of the investment adviser's services under the Investment Advisory Agreement or otherwise as an investment adviser of the Registrant.

        The Administration Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, our Administrator and any person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) arising from the rendering of our Administrator's services under the Administration Agreement or otherwise as administrator for the Registrant.

        The law also provides for comparable indemnification for corporate officers and agents. Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

        The Registrant has entered into indemnification agreements with its directors. The indemnification agreements are intended to provide the Registrant's directors the maximum indemnification permitted under Maryland law and the 1940 Act. Each indemnification agreement provides that the Registrant shall indemnify the director who is a party to the agreement, each an "Indemnitee," including the advancement of legal expenses, if, by reason of his or her corporate status, the Indemnitee is, or is threatened to be, made a party to or a witness in any threatened, pending, or completed proceeding, other than a proceeding by or in the right of the Registrant.

Item 31.    Business and Other Connections of Investment Adviser

        A description of any other business, profession, vocation or employment of a substantial nature in which our Adviser, and each managing director, director or executive officer of our Adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this registration statement in the sections entitled "Management." Additional information regarding our Adviser and its officers and directors will be set forth in its Form ADV to be filed with the SEC.

Item 32.    Location of Accounts and Records

        All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:

          (1)   the Registrant: TriplePoint Venture Growth BDC Corp., 2755 Sand Hill Road, Suite 150, Menlo Park, California 94025;

          (2)   the Custodian: U.S. Bank, N.A., 190 S. LaSalle Street, 10th Floor, Chicago, IL 60603;

          (3)   the Transfer and Dividend Paying Agent and Registrar: American Stock Transfer & Trust Company, LLC, 6201 15th Avenue, Brooklyn, NY 11219;

          (4)   our Adviser: TPVG Advisers LLC, 2755 Sand Hill Road, Suite 150, Menlo Park, California 94025; and

          (5)   our Administrator: TPVG Administrator LLC, 2755 Sand Hill Road, Suite 150, Menlo Park, California 94025.

Item 33.    Management Services

        Not applicable.

Item 34.    Undertakings

          (1)   The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10% from its net asset value as of the effective date of the registration statement or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.

          (2)   Not applicable.

          (3)   Not applicable.

          (4)   Not applicable.

          (5)   The Registrant undertakes that:

            (a)   For the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

            (b)   For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

          (6)   Not applicable.

 SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-Effective Amendment No. 3 to this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of Menlo Park, in the State of California, on the 3rd day of March, 2014.

TriplePoint Venture Growth BDC Corp.
By:	/s/ JAMES P. LABE
	Name:	James P. Labe
	Title:	Chief Executive Officer and Chairman of the Board

        Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 3 to this Registration Statement on Form N-2 has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JAMES P. LABE James P. Labe	Chief Executive Officer and Chairman of the Board (Principal Executive Officer)	March 3, 2014
/s/ SAJAL K. SRIVASTAVA Sajal K. Srivastava	Chief Investment Officer, President and Director	March 3, 2014
/s/ HAROLD C. SPENCER Harold C. Spencer	Senior Vice-President—Finance and interim Chief Financial Officer (Principal Financial and Accounting Officer)	March 3, 2014
* Gilbert E. Ahye	Director	March 3, 2014
* Steven P. Bird	Director	March 3, 2014
* Stephen A. Cassani	Director	March 3, 2014

*    Signed by Sajal K. Srivastava pursuant to a power of attorney signed by each individual and filed with this registration statement on January 22, 2014.

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EXPLANATORY NOTE
TRIPLEPOINT VENTURE GROWTH BDC CORP. PART C OTHER INFORMATION
  Item 25. Financial Statements and Exhibits
  Item 26. Marketing Arrangements
  Item 27. Other Expenses of Issuance and Distribution
  Item 28. Persons Controlled by or Under Common Control
  Item 29. Number of Holders of Securities
  Item 30. Indemnification
  Item 31. Business and Other Connections of Investment Adviser
  Item 32. Location of Accounts and Records
  Item 33. Management Services
  Item 34. Undertakings
SIGNATURES